Organizations and Principal Activities - Schedule of Subsidiaries (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
PAPA Medical Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 11, 2024	Jan. 11, 2024
Place of incorporation	Delaware	Delaware
Percentage of direct or indirect ownership by the Company	Parent Company	Parent Company
Principal Activities	Holding Company	Holding Company
PAPA Health Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Jan. 31, 2018	Jan. 31, 2018
Place of incorporation	California	California
Principal Activities	Research and development, production and sales	Research and development, production and sales
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
Cannapresso LAB Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	Feb. 13, 2024	Feb. 13, 2024
Place of incorporation	California	California
Principal Activities	Research and development, production and sales	Research and development, production and sales
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
DEUS LAB INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 25, 2024	May 25, 2024
Place of incorporation	California	California
Principal Activities	Research and development, production and sales	Research and development, production and sales
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
QIK. INC. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation	May 25, 2024	May 25, 2024
Place of incorporation	California	California
Principal Activities	Research and development, production and sales	Research and development, production and sales
Percentage of direct or indirect ownership by the Company	100.00%	100.00%